Valuation and Qualifying Accounts (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Trade Receivables
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 12,970	¥ 11,563	¥ 14,920
Addition- charged to income	1,235	2,149	492
Deduction bad debts written off	(4,173)	(2,382)	(3,995)
Translation adjustments and other	2,698	1,640	146
Balance at end of period	12,730	12,970	11,563
Finance Receivables
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	6,908	7,039	7,983
Addition- charged to income	212	1,922	2,052
Deduction bad debts written off	(1,278)	(1,304)	(1,937)
Translation adjustments and other	1,481	(749)	(1,059)
Balance at end of period	¥ 7,323	¥ 6,908	¥ 7,039